Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	The amount of accrued expenses and other payables consisted of the following:
	September 30, 2023	September 30, 2022
Payable for projects	$2,075,267	$2,098,650
Audit fees	300,000	300,000
Accrued salaries	533,788	502,452
Others	128,037	218,460
Total	$3,037,092	$3,119,562